UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—40.8%
	Aerospace & Defense—1.6%
$5,071	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	$5,210,453
5,750	TransDigm, Inc., 6.50%, 5/15/25	5,972,812

		11,183,265

	Auto Manufacturers—0.8%
5,495	Navistar International Corp., 8.25%, 11/1/21	5,587,701

	Building Materials—0.6%
4,335	U.S. Concrete, Inc., 6.375%, 6/1/24	4,551,750

	Chemicals—2.7%
5,500	Chemours Co., 6.625%, 5/15/23	5,898,145
3,640	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	3,849,300
4,330	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	4,481,550
5,120	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	5,344,000

		19,572,995

	Commercial Services—1.9%
5,974	Cenveo Corp., 6.00%, 5/15/24 (a)(b)	5,316,860
5,925	Monitronics International, Inc., 9.125%, 4/1/20	5,688,000
2,500	United Rentals North America, Inc., 5.50%, 7/15/25	2,644,375

		13,649,235

	Computers—1.8%
3,888	DynCorp International, Inc., 11.875%, 11/30/20, PIK	3,984,898
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,537,000
3,155	Western Digital Corp., 10.50%, 4/1/24	3,707,125

		13,229,023

	Distribution/Wholesale—0.3%
1,750	H&E Equipment Services, Inc., 7.00%, 9/1/22	1,838,725

	Diversified Financial Services—3.6%
1,595	Affinion International Holdings Ltd., 7.50%, 7/30/18, PIK (a)(b)(h) (acquisition cost-$1,469,859; purchased 11/9/15-4/28/17)	1,595,126
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	6,606,525
5,370	12.75%, 5/1/20 (a)(b)	4,215,450
	Nationstar Mortgage LLC,
2,000	7.875%, 10/1/20	2,066,250
4,250	9.625%, 5/1/19	4,367,937
2,605	Navient Corp., 8.45%, 6/15/18	2,769,636
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,280,487

		25,901,411

	Electric Utilities—0.6%
4,265	NRG Energy, Inc., 6.25%, 5/1/24	4,309,783

	Engineering & Construction—0.3%
2,165	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	2,270,544

	Entertainment—0.4%
3,045	Cedar Fair L.P., 5.375%, 6/1/24	3,204,863

	Healthcare-Services—2.8%
4,125	DaVita, Inc., 5.125%, 7/15/24	4,204,922
2,950	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	3,163,875
6,045	Kindred Healthcare, Inc., 8.75%, 1/15/23	6,339,694
	Tenet Healthcare Corp.,
2,750	5.00%, 3/1/19	2,818,750
3,470	8.125%, 4/1/22	3,673,862

		20,201,103

	Home Builders—0.7%
3,365	Beazer Homes USA, Inc., 8.75%, 3/15/22	3,768,800
1,500	Lennar Corp., Ser. B, 12.25%, 6/1/17	1,500,000

		5,268,800

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet & Catalog Retail—0.3%
$2,200	Netflix, Inc., 5.875%, 2/15/25	$2,409,000

	Iron/Steel—1.6%
	AK Steel Corp.,
1,005	7.50%, 7/15/23	1,091,681
5,600	8.375%, 4/1/22	5,813,500
4,525	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	4,977,500

		11,882,681

	Lodging—1.0%
6,395	MGM Resorts International, 11.375%, 3/1/18	6,873,026

	Media—2.2%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	6,333,750
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,899,875
3,589	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(d)(h) (acquisition cost-$3,749,795; purchased 5/7/14-2/26/15)	22,431
6,645	McClatchy Co., 9.00%, 12/15/22	6,944,025

		16,200,081

	Metal Fabricate/Hardware—0.4%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27 (a)(b)	3,053,225

	Mining—1.1%
3,900	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	4,290,000
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,469,375

		7,759,375

	Oil, Gas & Consumable Fuels—4.7%
2,300	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,070,000
1,420	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,388,050
12,800	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)	12,480,000
6,180	EP Energy LLC, 9.375%, 5/1/20	5,608,350
2,165	NGL Energy Partners L.P., 7.50%, 11/1/23 (a)(b)	2,202,887
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,801,175
2,500	Rice Energy, Inc., 6.25%, 5/1/22	2,606,250
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	3,070,950
630	Weatherford International Ltd., 8.25%, 6/15/23	677,250

		33,904,912

	Pharmaceuticals—1.2%
1,755	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,601,438
4,425	Horizon Pharma, Inc., 6.625%, 5/1/23	4,170,562
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	2,790,000

		8,562,000

	Pipelines—0.4%
2,715	Energy Transfer Equity L.P., 5.50%, 6/1/27	2,871,113

	Real Estate—0.9%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,447,594
4,090	Uniti Group, Inc., 8.25%, 10/15/23	4,325,175

		6,772,769

	Retail—1.5%
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,205,000
4,000	Conn’s, Inc., 7.25%, 7/15/22	3,628,560
2,165	Dollar Tree, Inc., 5.75%, 3/1/23	2,303,560
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	3,022,662

		11,159,782

	Semiconductors—1.1%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	3,007,969
4,740	Micron Technology, Inc., 5.875%, 2/15/22	4,959,225

		7,967,194

	Software—0.6%
3,850	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	4,158,000

	Telecommunications—5.1%
2,750	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	2,887,500

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
$7,130	Consolidated Communications, Inc., 6.50%, 10/1/22	$7,121,087
4,045	Frontier Communications Corp., 10.50%, 9/15/22	3,984,325
2,050	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(c)	2,198,625
3,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,985,625
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	7,153,050
4,265	West Corp., 5.375%, 7/15/22 (a)(b)	4,352,987
5,845	Windstream Services LLC, 7.50%, 4/1/23	5,318,950

		37,002,149

	Transportation—0.6%
3,920	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	4,176,564

	Total Corporate Bonds & Notes (cost-$299,747,505)	295,521,069

CONVERTIBLE BONDS & NOTES—31.2%
	Apparel & Textiles—1.5%
11,450	Iconix Brand Group, Inc., 1.50%, 3/15/18	11,149,437

	Auto Components—1.8%
4,645	Horizon Global Corp., 2.75%, 7/1/22	4,444,685
5,255	Meritor, Inc., 7.875%, 3/1/26	8,601,778

		13,046,463

	Auto Manufacturers—1.0%
4,675	Navistar International Corp., 4.75%, 4/15/19	4,552,281
2,150	Tesla, Inc., 1.25%, 3/1/21	2,374,406

		6,926,687

	Biotechnology—1.0%
2,550	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	2,640,844
4,515	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	4,582,725

		7,223,569

	Building Materials—0.5%
3,225	Cemex S.A.B de C.V., 3.72%, 3/15/20	3,571,687

	Commercial Services—1.5%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	7,984,375
2,795	ServiceSource International, Inc., 1.50%, 8/1/18	2,730,366

		10,714,741

	Distribution/Wholesale—0.8%
6,265	Titan Machinery, Inc., 3.75%, 5/1/19	6,163,194

	Diversified Financial Services—2.2%
7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	7,139,844
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,650,475

		15,790,319

	Electric Utilities—0.9%
6,905	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	6,840,266

	Electrical Equipment—1.1%
	SunPower Corp.,
2,365	0.875%, 6/1/21	1,855,047
7,095	4.00%, 1/15/23	5,866,678

		7,721,725

	Electronics—0.1%
1,120	Fluidigm Corp., 2.75%, 2/1/34	767,200

	Energy-Alternate Sources—1.6%
12,690	SolarCity Corp., 1.625%, 11/1/19	11,666,869

	Engineering & Construction—0.4%
3,390	Layne Christensen Co., 4.25%, 11/15/18	2,947,181

	Equity Real Estate Investment Trusts (REITs)—0.6%
4,100	Two Harbors Investment Corp., 6.25%, 1/15/22	4,284,500

	Health Care / Health Care Distributors—0.8%
6,280	Aceto Corp., 2.00%, 11/1/20	5,703,025

	Insurance—0.6%
5,790	AmTrust Financial Services, Inc., 2.75%, 12/15/44	4,150,706

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet—0.5%
$3,440	Blucora, Inc., 4.25%, 4/1/19	$3,457,200

	Iron/Steel—0.2%
1,075	AK Steel Corp., 5.00%, 11/15/19	1,522,469

	Oil, Gas & Consumable Fuels—2.8%
13,775	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	13,740,562
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	6,607,891

		20,348,453

	Pharmaceuticals—3.1%
12,175	Herbalife Ltd., 2.00%, 8/15/19	12,692,498
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,078,700
510	Impax Laboratories, Inc., 2.00%, 6/15/22	439,238
6,890	Teligent, Inc., 3.75%, 12/15/19	7,122,537

		22,332,973

	Pipelines—1.0%
10,095	Cheniere Energy, Inc., 4.25%, 3/15/45	7,053,881

	Retail—1.3%
	RH (a)(b),
7,860	zero coupon, 6/15/19	7,015,050
3,010	zero coupon, 7/15/20	2,547,212

		9,562,262

	Semiconductors—1.0%
2,150	Cypress Semiconductor Corp., 4.50%, 1/15/22 (a)(b)	2,653,906
755	Inphi Corp., 0.75%, 9/1/21 (a)(b)	760,191
3,430	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	3,946,644

		7,360,741

	Software—1.3%
11,915	Avid Technology, Inc., 2.00%, 6/15/20	9,003,272
430	PROS Holdings, Inc., 2.00%, 12/1/19	479,719

		9,482,991

	Telecommunications—1.1%
8,310	Gogo, Inc., 3.75%, 3/1/20	7,645,200

	Tobacco—1.8%
	Vector Group Ltd. (g),
4,335	1.75%, 4/15/20	4,996,088
5,545	2.50%, 1/15/19	8,145,078

		13,141,166

	Transportation—0.7%
3,010	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21 (a)(b)	2,176,606
3,440	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,242,200

		5,418,806

	Total Convertible Bonds & Notes (cost-$204,882,298)	225,993,711

Shares
CONVERTIBLE PREFERRED STOCK—22.1%
	Aerospace & Defense—0.3%
53,595	Arconic, Inc., 5.375%, 10/1/17	2,302,977

	Agriculture—0.9%
62,355	Bunge Ltd., 4.875% (f)	6,792,798

	Banks—4.3%
9,140	Bank of America Corp., Ser. L, 7.25% (f)	11,342,740
7,455	Huntington Bancshares, Inc., Ser. A, 8.50% (f)	10,585,802
7,435	Wells Fargo & Co., Ser. L, 7.50% (f)	9,412,635

		31,341,177

	Chemicals—0.9%
51,505	Rayonier Advanced Materials, Inc., Ser. A, 8.00%, 8/15/19	6,503,536

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.4%
38,485	Stericycle, Inc., 5.25%, 9/15/18	$2,670,859

	Computers—0.1%
522	NCR Corp., Ser. A, 5.50%, PIK (f)	789,648

	Diversified Financial Services—0.4%
3,440	Cowen, Inc., Ser. A, 5.625% (f)	2,844,708

	Diversified Telecommunication Services—0.6%
117,480	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	3,983,747

	Electric Utilities—2.3%
186,560	AES Trust III, 6.75%, 10/15/29	9,436,205
134,610	Exelon Corp., 6.50%, 6/1/17	6,992,989

		16,429,194

	Equity Real Estate Investment Trusts (REITs)—3.1%
610,095	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	15,716,047
106,440	Welltower, Inc., Ser. I, 6.50% (f)	6,903,699

		22,619,746

	Food Products—0.1%
7,330	Tyson Foods, Inc., 4.75%, 7/15/17	451,894

	Hand/Machine Tools—1.5%
104,940	Stanley Black & Decker, Inc., 5.375%, 5/15/20	10,937,896

	Health Care Providers & Services—1.5%
216,790	Anthem, Inc., 5.25%, 5/1/18	11,160,349

	Healthcare-Products—0.4%
48,980	Becton Dickinson and Co., Ser. A, 6.125%, 5/1/20	2,616,022

	Healthcare-Services—0.1%
1,720	Kindred Healthcare, Inc., 7.50%, 12/1/17	899,027

	Independent Power Producers & Energy Traders—0.5%
117,560	Dynegy, Inc., Ser. A, 5.375%, 11/1/17	3,431,576

	Investment Companies—1.1%
53,995	Mandatory Exchangeable Trust, 5.75%, 6/3/19 (a)(b)	7,732,894

	Oil, Gas & Consumable Fuels—2.6%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	5,207,419
130,590	Kinder Morgan, Inc., Ser. A, 9.75%, 10/26/18	5,534,404
173,845	Sanchez Energy Corp., Ser. B, 6.50% (f)	4,669,477
8,585	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	131,093
70,105	WPX Energy, Inc., Ser. A, 6.25%, 7/31/18	3,553,622

		19,096,015

	Pharmaceuticals—1.0%
14,705	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	7,340,001

	Total Convertible Preferred Stock (cost-$158,583,891)	159,944,064

PREFERRED STOCK (a)(e)(i)—1.2%
	Media—1.2%
8,339	LiveStyle, Inc., Ser. A	833,900
76,571	LiveStyle, Inc., Ser. B	7,536,884
5,000	LiveStyle, Inc., Ser. B	50

	Total Preferred Stock (cost-$13,324,564)	8,370,834

COMMON STOCK (a)(e)(i)—0.2%
	Advertising—0.2%
133,715	Affinion Group Holdings, Inc., Class A	1,662,078

	Aerospace & Defense—0.0%
6,354	Erickson, Inc.	163,959

	Media—0.0%
90,406	LiveStyle, Inc.	9

	Total Common Stock (cost-$7,842,203)	1,826,046

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

Units		Value*
WARRANTS (a)(e)(i)—0.0%
	Commercial Services—0.0%
1,562,241	Cenveo Corp., strike price $12.00, expires 6/10/24	$314,587

	Media—0.0%
19,500	LiveStyle, Inc. Ser. C, expires 11/30/21	2

	Total Warrants (cost-$183,305)	314,589

Principal Amount (000s)
	Repurchase Agreements—4.5%
$32,947	State Street Bank and Trust Co., dated 5/31/17, 0.09%, due 6/1/17, proceeds $32,947,082; collateralized by U.S. Treasury Bonds, 3.625%, due 8/15/43, valued at $33,610,228 including accrued interest (cost-$32,947,000)	32,947,000

	Total Investments (cost-$717,510,766) (j)—100.0%	$724,917,313

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $136,799,368, representing 18.9% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $126,287,899, representing 17.4% of total investments.

(c)	When-issued or delayed-delivery. To be settled/delivered after May 31, 2017.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $10,511,469, representing 1.5% of total investments.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $5,219,654. The aggregate value is $1,617,557, representing 0.2% of total investments.

(i)	Non-income producing.

(j)	At May 31, 2017, the cost basis of portfolio securities for federal income tax purposes was $722,335,960. Gross unrealized appreciation was $61,499,407; gross unrealized depreciation was $58,918,054; and net unrealized appreciation was $2,581,353. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/17
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$295,521,069	$—	$295,521,069
Convertible Bonds & Notes	—	225,993,711	—	225,993,711
Convertible Preferred Stock:
Agriculture	—	6,792,798	—	6,792,798
Computers	—	789,648	—	789,648
Diversified Financial Services	—	2,844,708	—	2,844,708
Healthcare-Products	—	2,616,022	—	2,616,022
Healthcare-Services	—	899,027	—	899,027
Investment Companies	—	7,732,894	—	7,732,894
Oil, Gas & Consumable Fuels	14,426,538	4,669,477	—	19,096,015
Pharmaceuticals	—	7,340,001	—	7,340,001
All Other	111,832,951	—	—	111,832,951
Preferred Stock	—	—	8,370,834	8,370,834
Common Stock	—	—	1,826,046	1,826,046
Warrants	—	—	314,589	314,589
Repurchase Agreements	—	32,947,000	—	32,947,000

Totals	$126,259,489	$588,146,355	$10,511,469	$724,917,313

At May 31, 2017, a security valued at $6,503,536 was transferred from Level 2 to Level 1. The transfer was a result of the security having used an evaluated price from a third-party independent pricing vendor at February 28, 2017, and used an exchange-traded closing price on May 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2017, was as follows:

	Beginning Balance 2/28/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 5/31/17
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$5,361,665	—		—	$(137,210)	—	$92,405	—	$(5,316,860)	—
Preferred Stock	7,759,031	—		—	—	—	611,803	—	—	$8,370,834
Common Stock:
Advertising	1,987,005	—		—	—	—	(324,927)	—	—	1,662,078
Aerospace & Defense	—	$5,471,183	†	—	—	—	(5,307,224)	—	—	163,959
Media	9	—		—	—	—	—	—	—	9
Warrants:
Commercial Services	340,656	—		—	—	—	(26,069)	—	—	314,587
Media	2	—		—	—	—	—	—	—	2

Totals	$15,448,368	$5,471,183		—	$(137,210)	—	$(4,954,012)	—	$(5,316,860)	$10,511,469

†	Issued via reorganization
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party independent pricing vendor was used on May 31, 2017.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2017:

Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2017 (unaudited) (continued)

	Ending Balance at 5/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Preferred Stock	$8,370,784	Model Price	Proprietary Data Used in Model	$98.43 - $100.00
	50	Liquidation Value	Price of Stock	$0.01	*
Common Stock	$1,662,078	Model Price	Proprietary Data Used in Model	$12.43
	163,959	Fundamental Analytical Data Relating to the Investment	Price of Stock	$25.804126
	9	Model Price	Proprietary Data Used in Model	$0.0001
Warrants	$314,587	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.201369
	2	Model Price	Proprietary Data Used in Model	$0.0001

*	Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2017 was $(5,046,417).

Glossary:

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: July 20, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: July 20, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2017